Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
23. Income Taxes

a) Tax Rate Reconciliation to the Canadian Statutory Income Tax Rate

(CAD$ in millions)	2023	2022
Profit from continuing operations before taxes	$3,944	$6,565
Loss from discontinued operations before taxes (Note 5)	(28)	(956)
Profit for the year from continuing and discontinued operations before taxes	$3,916	$5,609

Tax expense at the Canadian statutory income tax rate of 27% (2022 – 26.53%)	$1,057	$1,488
Tax effect of:
Resource taxes	419	670
Resource and depletion allowances	(64)	(96)
Non-deductible expenses (non-taxable income)	42	74
Tax pools not recognized (recognition of previously unrecognized tax pools)	8	5
Effect of new Chilean royalty (f)	106	—
Difference in tax rates in foreign jurisdictions	48	76
Revisions to prior year estimates	17	15
Non-controlling interests	(25)	(21)
Effect from sale of Fort Hills	2	83
Other	(2)	17
Total income taxes from continuing and discontinued operations	$1,608	$2,311

Represented by:
Current income taxes	2,228	1,413
Deferred income taxes	(620)	898
Total income taxes from continuing and discontinued operations	$1,608	$2,311

Provision for income taxes from continuing operations	1,610	2,495
Recovery of income taxes from discontinued operations	(2)	(184)
Total income taxes from continuing and discontinued operations	$1,608	$2,311

Current income taxes are accrued and paid in all jurisdictions in which we operate.
23. Income Taxes (continued)

b) Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2023	Through Profit (Loss)	Through OCI	Transfer	December 31, 2023
Net operating loss and capital loss carryforwards	$48	$13	$—	$—	$61
Property, plant and equipment	(165)	(2)	—	—	(167)
Decommissioning and restoration provisions	155	12	—	—	167
Other timing differences (TDs)	37	(21)	(12)	—	4
Deferred income tax assets	$75	$2	$(12)	$—	$65
Net operating loss and capital loss carryforwards	$(458)	$(205)	$11	$—	$(652)
Property, plant and equipment	7,234	638	(46)	68	7,894
Decommissioning and restoration provisions	(803)	(371)	7	—	(1,167)
Unrealized foreign exchange	(91)	7	9	—	(75)
Withholding taxes	133	(14)	(3)	—	116
Inventories	148	10	3	—	161
Partnership income deferral and other TDs	615	(754)	50	—	(89)
Deferred income tax liabilities	$6,778	$(689)	$31	$68	$6,188

The transfer column refers to deferred tax assets and deferred tax liabilities related to assets held for sale (Note 5).

(CAD$ in millions)	January 1, 2022	Through Profit (Loss)	Through OCI	Transfer	December 31, 2022
Net operating loss and capital loss carryforwards	$141	$(98)	$5	$—	$48
Property, plant and equipment	(180)	15	—	—	(165)
Decommissioning and restoration provisions	190	(35)	—	—	155
Other TDs	10	51	(24)	—	37
Deferred income tax assets	$161	$(67)	$(19)	$—	$75
Net operating loss and capital loss carryforwards	$(532)	$93	$(19)	$—	$(458)
Property, plant and equipment	7,546	(333)	89	(68)	7,234
Decommissioning and restoration provisions	(1,050)	261	(14)	—	(803)
Unrealized foreign exchange	(85)	3	(9)	—	(91)
Withholding taxes	100	27	6	—	133
Inventories	156	(9)	1	—	148
Partnership income deferral and other TDs	(162)	789	(12)	—	615
Deferred income tax liabilities	$5,973	$831	$42	$(68)	$6,778
23. Income Taxes (continued)

c) Deferred Tax Assets and Liabilities Not Recognized

We have not recognized $57 million (2022 – $299 million) of deferred tax assets associated with unused tax credits and tax pools in entities and jurisdictions that do not have established sources of taxable income. Of the amount in 2022, $248 million related to the Quintette disposal group, which was sold in February 2023 (Note 6(c)).

Deferred tax liabilities of approximately $836 million (2022 – $858 million) have not been recognized on the unremitted foreign earnings associated with investments in subsidiaries and interests in joint arrangements where we control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

d) Loss Carryforwards

At December 31, 2023, we had $282 million Canadian net operating loss carryforwards (2022 – $166 million) and $1.89 billion (2022 – $1.22 billion) of Chilean net operating losses, which have an indefinite carryforward period. The deferred tax benefit of these pools has been recognized.

e) Scope of Antamina’s Peruvian Tax Stability Agreement

The Peruvian tax authority, La Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT), issued income tax assessments for the 2013 to 2017 taxation years to Antamina (our joint operation in which we own a 22.5% share), denying accelerated depreciation claimed by Antamina in respect of a mill expansion and other assets, on the basis that the expansion was not covered by Antamina’s tax stability agreement applicable for the years up until 2017.

Antamina is continuing to pursue the matter in the Peruvian Judiciary Courts. The denial of accelerated depreciation claimed is a timing issue in our tax provision, which we have recognized together with our share of previously paid interest and penalties.

f) Chilean Mining Royalty Reform

The new two-tiered Chilean mining royalty regime on copper revenues and profit was enacted into law in 2023. As a result, we recognized a deferred tax expense of $106 million, which represents our estimated additional future mining royalties following the expiration of the tax stability agreements for Carmen de Andacollo and Quebrada Blanca in 2027 and 2037, respectively. This expense was calculated based on the existing taxable temporary differences that are scheduled to reverse in future years.